Consolidated Statements of Stockholders Equity (Deficit) - USD ($)	Series A Convertible Voting Preferred Stock [Member]	Series B Convertible Voting Preferred Stock [Member]	Common Stock [Member]	Class A Common Stock [Member]	Class B Common Stock [Member]	Common Stock Subscribed [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning Balance at Mar. 31, 2020			$ 0			$ 0	$ 0	$ 0	$ 0
Shares, Outstanding, Beginning Balance at Mar. 31, 2020			0
Common stock subscribed and not yet issued to founders			$ 0			63	0	0	63
Net loss								(511)	(511)
Ending Balance at May. 31, 2020	$ 0	$ 0	$ 0	$ 0	$ 0	63	0	(511)	(448)
Shares, Outstanding, Ending Balance at May. 31, 2020	0	0	0	0	0
Issuance of Class A Common Stock to founders	$ 0	$ 0	$ 0	$ 63	$ 0	(63)	0	0	0
Stock Issued During Period, Shares, New Issues				630,000
Issuance of Class B Common Stock under License Option Agreement	0	0	0	$ 0	$ 7	0	0	0	7
Stock Issued During Period, Shares, Purchase of Assets					70,000
Exchange of Class A and Class B Common Stock for Series A and Series B Convertible Voting Preferred Stock under Reverse Merger	$ 6	$ 1	0	$ (63)	$ (7)	0	63	0	0
Stock exchanged, shares issued	630,000	70,000
Stock exchanged, shares exchanged				(630,000)	(70,000)
Net assets acquired under Reverse Merger	$ 0	$ 0	$ 8	$ 0	$ 0	0	374,427	0	374,435
Stock Issued During Period, Shares, Acquisitions			802,786
Issuance of whole shares in lieu of fractional shares from Reverse Stock Split	0	0	$ 0	0	0	0	0	0	0
Issuance of whole shares in lieu of fractional shares from reverse stock split, shares			3,017
Share-based compensation							45,708		45,708
Net loss	0	0	0	0	0	0	0	(842,243)	(842,243)
Ending Balance at Dec. 31, 2020	$ 6	$ 1	$ 8	$ 0	$ 0	0	420,198	(842,754)	(422,541)
Shares, Outstanding, Ending Balance at Dec. 31, 2020	630,000	70,000	805,803	0	0
Common stock subscribed and not yet issued to founders								0	0
Issuance of Class A Common Stock to founders				$ 0	$ 0		0	0	0
Stock Issued During Period, Shares, New Issues
Issuance of Class B Common Stock under License Option Agreement							0	0	0
Stock Issued During Period, Shares, Purchase of Assets
Exchange of Class A and Class B Common Stock for Series A and Series B Convertible Voting Preferred Stock under Reverse Merger							0	0	0
Stock exchanged, shares issued	0	0
Stock exchanged, shares exchanged				0
Net assets acquired under Reverse Merger							0	0	0
Stock Issued During Period, Shares, Acquisitions			0
Issuance of whole shares in lieu of fractional shares from Reverse Stock Split							0	0	0
Issuance of whole shares in lieu of fractional shares from reverse stock split, shares
Conversion of Series A Convertible Voting Preferred Stock	$ (6)	$ 0	$ 64				(58)	0	0
[custom:ConversionOfSeriesConvertibleVotingPreferredStockShares]	(630,000)		6,422,290
Issuance of common stock upon vesting of Restricted Stock Units	$ 0	0	$ 0				0	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			13,044
Share-based compensation							1,308,008		1,308,008
Net loss	0	0	0			0	0	(3,684,478)	(3,684,478)
Ending Balance at Dec. 31, 2021	$ 0	$ 1	$ 72	$ 0	$ 0	$ 0	$ 1,728,148	$ (4,527,232)	$ (2,799,011)
Shares, Outstanding, Ending Balance at Dec. 31, 2021	0	70,000	7,241,137